SUBSEQUENT EVENTS (Narrative) (Details) - Dec. 08, 2023 - Events after reporting period [Member] $ in Millions	CAD ($) shares	$ / shares
Disclosure of non-adjusting events after reporting period [line items]
Number of underwritten public offering shares	1,265,000
Number of shares exercise by underwriter of over allotment option	165,000
Public offering price for each common share | $ / shares		$ 1
Estimated net proceeds from issue of offering for research and development and capital expenditures | $	$ 1.1